Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Total		Previously Reported	Revision of Prior Period, Adjustment	Total share capital		Total share capital Previously Reported	Common Stock	Additional paid-in capital		Additional paid-in capital Previously Reported	Deficit		Deficit Previously Reported	Accumulated other comprehensive income (loss)		Accumulated other comprehensive income (loss) Previously Reported	Old Xanadu Convertible Preferred Shares	Old Xanadu Convertible Preferred Shares Preferred Stock		Old Xanadu Convertible Preferred Shares Preferred Stock Previously Reported	Old Xanadu Convertible Preferred Shares Preferred Stock Revision of Prior Period, Adjustment	Old Xanadu Common Shares	[2]	Old Xanadu Common Shares Common Stock		Old Xanadu Common Shares Common Stock Previously Reported	Old Xanadu Common Shares Common Stock Revision of Prior Period, Adjustment	Common Shares (Class A & B) Common Stock		Common Shares (Class A & B) Common Stock Previously Reported
Beginning balance, convertible preferred shares outstanding (in shares) at Dec. 31, 2024																				199,930,069	[1]	17,718,491	182,211,578
Beginning balance, equity at Dec. 31, 2024		$ 87,495	[1]	$ 87,495	$ 0	$ 220,401	[1]	$ 220,401		$ 5,937	[1]	$ 5,937	$ (135,636)	[1]	$ (135,636)	$ (3,207)	[1]	$ (3,207)		$ 213,002	[1]	$ 213,002				$ 7,399	[1]	$ 7,399		$ 0	[1]	$ 0
Beginning balance, shares outstanding (in shares) at Dec. 31, 2024																										55,567,272	[1]	4,924,563	50,642,709	0	[1]	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loss for the period		(12,205)											(12,205)
Stock-based compensation		864								864
Exercise of stock options (in shares)																										137,683
Exercise of stock options		54				76				(22)																$ 76
Cumulative translation adjustment, net of tax		$ 63														63
Ending balance, convertible preferred shares outstanding (in shares) at Mar. 31, 2025																						199,930,069
Ending balance, equity at Mar. 31, 2025				76,271				220,477				6,779			(147,841)			(3,144)				$ 213,002						$ 7,475				$ 0
Ending balance, shares outstanding (in shares) at Mar. 31, 2025																												55,704,955				0
Beginning balance, convertible preferred shares outstanding (in shares) at Dec. 31, 2025		199,930,069	[2]																199,930,069	199,930,069	[3]	17,718,491	182,211,578
Beginning balance, equity at Dec. 31, 2025		$ 24,444	[3]	$ 24,444	$ 0	220,587	[3]	$ 220,587	$ 220,587	10,151	[3]	$ 10,151	(206,303)	[3]	$ (206,303)	9	[3]	$ 9		$ 213,002	[3]	$ 213,002				$ 7,585	[3]	$ 7,585		$ 0	[3]	$ 0
Beginning balance, shares outstanding (in shares) at Dec. 31, 2025									255,894,945															55,964,876		55,964,876	[3]	4,959,800	51,005,076	0	[3]	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exchange of Old Xanadu's preferred and common stock (in shares)	[4]																			(199,930,069)						(55,964,876)				255,894,945
Issuance of common stock upon exchange of Old Xanadu's preferred and common stock	[4]	0																		$ (213,002)						$ (7,585)				$ 220,587
Loss for the period		(20,604)											(20,604)
Stock-based compensation		$ 1,439								1,439
Exercise of stock options (in shares)		1,920,273							1,789,955																					1,789,955
Exercise of stock options		$ 534				1,181			$ 1,181	(647)																				$ 1,181
Reverse Recapitalization and PIPE transaction, net of transaction costs (in shares)									40,308,937																					40,308,937	[5]
Reverse Recapitalization and PIPE transaction, net of transaction costs		263,599	[5]			265,006	[5]		$ 265,006				(1,407)	[5]																$ 265,006	[5]
Earn-out share liability at Closing of Reverse Recapitalization		(9,997)				(9,997)			$ (9,997)																					$ (9,997)
Conversion of Warrant Liabilities to Equity		2,769								2,769
Exercise of Warrants (in shares)									517,527																					517,527
Exercise of Warrants		0				1,397			$ 1,397	(1,397)																				$ 1,397
Cumulative translation adjustment, net of tax		(207)								10						(217)
Ending balance, convertible preferred shares outstanding (in shares) at Mar. 31, 2026																				0
Ending balance, equity at Mar. 31, 2026		$ 261,977				$ 478,174			$ 478,174	$ 12,325			$ (228,314)			$ (208)				$ 0						$ 0				$ 478,174
Ending balance, shares outstanding (in shares) at Mar. 31, 2026		298,511,364							298,511,364																	0				298,511,364

[1]	The number of shares has been retroactively recast after giving effect to the Reverse Recapitalization.
[2]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[3]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.
[4]	Refer to Note 3 for additional information on the preferred and common stock exchange.
[5]	Common shares includes 1,100,000 earn-out shares (the "Earn-out Shares") issued and outstanding, but subject to forfeiture. These earn-out shares were classified within liabilities on the consolidated balance sheets as of March 31, 2026. Refer to Note 3 for additional information.